Loans to/(From) Related Parties	12 Months Ended
Feb. 28, 2026
Loans to/(From) Related Parties [Abstract]
LOANS TO/(FROM) RELATED PARTIES

12. LOANS TO/(FROM) RELATED PARTIES

	As of February 28
Figures in Rand thousands	2026	2025

Non-current assets
Loan to a related party	28,700	28,700

Current liabilities
Loan from a related party	(85)	(138)

Related party loans are unsecured, bear no interest and have no fixed terms of repayment. The fair value of these financial instruments approximates the carrying amount.